Leases - Additional Information (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) Lease	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Lease	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
Operating Leased Assets [Line Items]
Number of leases | Lease			2		2
Operating lease, discount rate	7.00%		7.00%		7.00%
Operating lease, weighted average remaining lease term	6 years 3 months 18 days		6 years 3 months 18 days		7 years
Operating lease expense	$ 100	$ 100	$ 400	$ 400	$ 500	$ 500
Operating lease , cash payment	100	100	400	400	500	500
Amortization for operating lease right-of-use-assets	100	$ 100	300	$ 300	400	300
Operating lease right-of-use assets	2,205		2,205		2,484	$ 2,835
Operating lease, liability	$ 2,355		$ 2,355		$ 2,620
Accounting Standards Update 2016-02 [Member]
Operating Leased Assets [Line Items]
Operating lease right-of-use assets							$ 3,200
Operating lease, liability							$ 3,200
Office Building [Member]
Operating Leased Assets [Line Items]
Lease expiration period			2027		2027
Manufacturing Facility [Member]
Operating Leased Assets [Line Items]
Lease expiration period					2021
Lease expiration period month and year			2021-12